Shareholders' Equity	12 Months Ended
Jun. 30, 2011
Shareholders' Equity
Shareholders' Equity

14. SHAREHOLDERS' EQUITY

At June 30, 2011 and 2010, authorized capital shares consisted of the following: 750.0 million Class A common shares, without par value; 5.0 million Class B common shares, without par value; and 0.5 million non-voting preferred shares, without par value. The Class A common shares and Class B common shares are collectively referred to below as "Common Shares". Holders of Common Shares are entitled to share equally in any dividends declared by the Board of Directors and to participate equally in all distributions of assets upon liquidation. Generally, the holders of Class A common shares are entitled to one vote per share, and the holders of Class B common shares are entitled to one-fifth of one vote per share on proposals presented to shareholders for vote. Under certain circumstances, the holders of Class B common shares are entitled to vote as a separate class. Only Class A common shares were outstanding as of June 30, 2011 and 2010.

We repurchased $500.0 million of our Common Shares, in aggregate, through share repurchase programs during fiscal 2011, 2010 and 2009, as described below. We funded the repurchases through available cash. The Common Shares repurchased are held in treasury to be used for general corporate purposes.

Fiscal 2011

On November 3, 2010, our board of directors approved a new $750.0 million share repurchase program which expires November 30, 2013. During the twelve months ended June 30, 2011, we did not repurchase any of our Common Shares under this program.

During the three months ended September 30, 2010, we repurchased 7.5 million Common Shares having an aggregate cost of approximately $250.0 million, which completed the authorized amount of share repurchases available under our share repurchase program in place at September 30, 2010.

The average price paid per common share for all Common Shares repurchased during fiscal 2011 was $33.22.

Fiscal 2010

During fiscal 2010, we repurchased 7.4 million Common Shares having an aggregate cost of approximately $250.0 million, of which $19.8 million cash settled in fiscal 2011. The average price paid per common share for all Common Shares repurchased during fiscal 2010 was $33.85.

Fiscal 2009

We did not repurchase any Common Shares during fiscal 2009.